Acquisitions	6 Months Ended
Jun. 30, 2022
Asset Acquisitions [Abstract]
Acquisitions	Acquisitions
The below table summarizes the purchase price allocation for asset acquisitions in the six months ended June 30, 2022 and 2021, including initial direct costs:

	Six months ended June 30
($ millions)	2022	2021
Currently marketed products	385	—
Acquired in-process research & development	10	—
Other intangible assets (including software)	12	—
Deferred tax assets	57	—
Trade receivables	10	—
Inventory	16	—
Cash and cash equivalents	4	—
Other assets	6	—
Trade payables and other liabilities	(11)	—
Net identifiable assets acquired	489	—
Acquired liquidity	(4)	—
Net assets recognized as a result of asset acquisitions	485	—
During the six months ended June 30, 2022, cash paid for acquisitions, net of cash acquired, was $483 million, the most significant of which was $475 million paid for Ivantis, Inc., described below.
Surgical - Acquisition of Ivantis, Inc.
On January 7, 2022, Alcon acquired 100% of the outstanding shares and equity of Ivantis, Inc., a privately-held, US-based company and manufacturer of the Hydrus Microstent, a minimally-invasive glaucoma surgery (“MIGS”) device designed to lower intraocular pressure for open-angle glaucoma patients. The acquisition expands Alcon’s surgical portfolio and is expected to help provide a platform for more growth in the glaucoma space. Pursuant to the terms and subject to the conditions of the Option Agreement and Plan of Merger, as amended, Alcon agreed to pay total upfront consideration of $479 million and additional amounts to be potentially paid upon achievement of a development milestone and commercial milestones calculated as a percentage of sales in excess of defined targets that expire in calendar year 2024.
The acquisition was accounted for as an asset acquisition rather than a business combination as substantially all of the fair value of the gross assets acquired is concentrated in the value of the Hydrus Microstent commercially marketed product intangible assets, being a group of identifiable assets. Consequently, a relative fair value approach was taken for allocating the consideration to the acquired assets and liabilities with no goodwill recognized.
During the six months ended June 30, 2022, cash paid for the acquisition, net of cash acquired, was $475 million. An additional $2 million is expected to be paid in the third quarter of 2022.